Note 18 - Earnings Per Share (Details Textual) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	100,000	100,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Aggregate Principal Amount of Convertible Security Convertible Senior Notes (in Dollars)	$ 400